Cover	12 Months Ended
Mar. 31, 2026
Document Information [Line Items]
Document Type	N-CSR
Amendment Flag	false
Document Period End Date	Mar. 31, 2026
Entity Information [Line Items]
Entity Registrant Name	Ellington Credit Company
Entity Central Index Key	0001560672
Entity Inv Company Type	N-2